Notes Payable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Notes Payable [Abstract]
Line of credit arrangements	$ 1.6	$ 14.4
Line of credit arrangements outstanding	0	0
Weighted-average interest rate, short-term borrowings	4.25%	4.25%
Secured Debt	$ 0.7